COMMITMENTS (Details) $ in Millions	Dec. 31, 2021 CAD ($)
2022
COMMITMENTS
Minimum payments	$ 112.9
2023 to 2026
COMMITMENTS
Minimum payments	255.2
2027 and thereafter
COMMITMENTS
Minimum payments	$ 146.4